S & G Holdings, Inc. - Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 7,925	$ (39,401)
Adjustments to reconcile Net Income (Loss) to net cash used in operating activities:
Bad debt expense	26,817	5,000
Depreciation	8,893	10,604
Changes in operating assets and liabilities:
Increase (Decrease) in Accounts receivable	47,221	13,308
Increase (Decrease) in Television productions in process	258,552	298,358
Increase (Decrease) in Other current assets	7,216	(309)
Increase (Decrease) in Accounts payable and accrued liabilities	(28,125)	(36,664)
Increase (Decrease) in Unearned revenue	(365,000)	(435,000)
Increase (Decrease) in Other current liabilities	7,399	(2,824)
Net Cash Used in Operating Activities	(29,102)	(186,928)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(2,626)	(6,695)
Net Cash Used in Investing Activities	(2,626)	(6,695)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances to (repayment from) related party	(1,479)	54,215
Net Cash Provided by (Used in) Financing Activities	(1,479)	54,215
NET CHANGE IN CASH	(33,207)	(139,408)
CASH AT BEGINNING OF YEAR	124,915	264,323
CASH AT END OF YEAR	91,708	124,915
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	0	0
Income tax paid	$ 0	$ 0